Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 1,019,539,000	$ 930,739,000	$ 901,227,000
Voyage expenses	(112,540,000)	(103,643,000)	(110,483,000)
Vessel operating expenses	(352,209,000)	(344,128,000)	(317,576,000)
Time-charter hire expense	(31,090,000)	(56,682,000)	(56,989,000)
Depreciation and amortization	(198,553,000)	(199,006,000)	(189,364,000)
General and administrative	(67,516,000)	(44,473,000)	(34,581,000)
Write down and gain (loss) on sale of vessels	(1,638,000)	(76,782,000)	(24,542,000)
Restructuring recovery (charge)	225,000	(2,607,000)	(1,115,000)
Income (loss) from vessel operations	256,218,000	103,418,000	166,577,000
Equity income	10,341,000	6,731,000
Investment in joint venture	12,413,000	52,120,000
Expenditures for vessels and equipment	172,169,000	455,578,000	87,408,000
Expenditures for dry docking	36,221,000	19,020,000	19,101,000
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	577,064,000	552,019,000	569,519,000
Voyage expenses	(105,562,000)	(99,543,000)	(104,394,000)
Vessel operating expenses	(159,438,000)	(152,986,000)	(160,957,000)
Time-charter hire expense	(31,090,000)	(56,682,000)	(56,989,000)
Depreciation and amortization	(110,686,000)	(115,913,000)	(122,921,000)
General and administrative	(29,154,000)	(21,821,000)	(20,146,000)
Write down and gain (loss) on sale of vessels	(1,638,000)	(76,782,000)	(24,542,000)
Restructuring recovery (charge)	225,000	(2,169,000)	(647,000)
Income (loss) from vessel operations	139,721,000	26,123,000	78,923,000
Expenditures for vessels and equipment	50,096,000	427,069,000	83,491,000
Expenditures for dry docking	22,552,000	17,487,000	14,977,000
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	354,518,000	284,932,000	231,688,000
Vessel operating expenses	(158,216,000)	(152,616,000)	(111,855,000)
Depreciation and amortization	(72,905,000)	(66,404,000)	(50,905,000)
General and administrative	(27,406,000)	(17,742,000)	(11,208,000)
Income (loss) from vessel operations	95,991,000	48,170,000	57,720,000
Equity income	10,341,000	6,731,000
Investment in joint venture	54,955,000	52,120,000
Expenditures for vessels and equipment	17,022,000	28,260,000	3,055,000
FSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	53,868,000	59,016,000	62,901,000
Voyage expenses	(1,500,000)	432,000	(400,000)
Vessel operating expenses	(28,649,000)	(32,713,000)	(38,255,000)
Depreciation and amortization	(8,282,000)	(10,178,000)	(9,038,000)
General and administrative	(3,870,000)	(2,553,000)	(1,838,000)
Income (loss) from vessel operations	11,567,000	14,004,000	13,370,000
Expenditures for vessels and equipment	33,734,000	181,000	264,000
Expenditures for dry docking	11,560,000		4,054,000
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	33,566,000	34,772,000	37,119,000
Voyage expenses	(5,373,000)	(4,532,000)	(5,689,000)
Vessel operating expenses	(5,906,000)	(5,813,000)	(6,509,000)
Depreciation and amortization	(6,680,000)	(6,511,000)	(6,500,000)
General and administrative	(2,136,000)	(2,357,000)	(1,389,000)
Restructuring recovery (charge)		(438,000)	(468,000)
Income (loss) from vessel operations	13,471,000	15,121,000	16,564,000
Expenditures for vessels and equipment	251,000	68,000	598,000
Expenditures for dry docking	2,109,000	1,533,000	70,000
Towage segment [Member]
Segment Reporting Information [Line Items]
Revenues	523,000
Voyage expenses	(105,000)
General and administrative	(4,328,000)
Income (loss) from vessel operations	(3,910,000)
Expenditures for vessels and equipment	59,516,000
Floating accommodation unit segment [Member]
Segment Reporting Information [Line Items]
General and administrative	(622,000)
Income (loss) from vessel operations	(622,000)
Expenditures for vessels and equipment	$ 11,550,000